Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
Disclosure of transactions between related parties
Remuneration of key management (includes the Company's directors and executive team) for the years ended:

	December 31,	December 31,
Expense by nature:	2022	2021

Short-term employee benefits	8.8	8.4
Share-based payments	8.7	3.5
	$17.5	$11.9